Loans And Allowance For Credit Losses (Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013		Sep. 30, 2012	Mar. 31, 2012
Allowance for credit losses, Details :
Individually evaluated for impairment	¥ 810,405		¥ 943,934
Collectively evaluated for impairment	327,199		354,672
Loans acquired with deteriorated credit quality	45,843		37,381
Allowance for credit losses, Total	1,183,447		1,335,987		1,301,632	1,285,507
Loans, Details :
Individually evaluated for impairment	1,956,964		2,164,330
Collectively evaluated for impairment	99,876,059		96,280,782
Loans acquired with deteriorated credit quality	275,704		232,334
Loans, Total	102,108,727	[1]	98,677,446	[1]
Commercial [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	669,824		784,718
Collectively evaluated for impairment	221,837		248,798
Loans acquired with deteriorated credit quality	42,950		34,947
Allowance for credit losses, Total	934,611		1,068,463		1,023,524	984,308
Loans, Details :
Individually evaluated for impairment	1,520,909		1,677,144
Collectively evaluated for impairment	78,315,347		75,771,905
Loans acquired with deteriorated credit quality	101,219		101,313
Loans, Total	79,937,475	[1]	77,550,362	[1]
Residential [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	102,736		117,670
Collectively evaluated for impairment	36,291		37,360
Loans acquired with deteriorated credit quality	2,703		2,179
Allowance for credit losses, Total	141,730		157,209		160,157	171,837
Loans, Details :
Individually evaluated for impairment	259,544		309,408
Collectively evaluated for impairment	14,734,054		14,874,595
Loans acquired with deteriorated credit quality	16,988		17,230
Loans, Total	15,010,586	[1]	15,201,233	[1]
Card [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	33,182		37,901
Collectively evaluated for impairment	12,233		13,809
Loans acquired with deteriorated credit quality	91		160
Allowance for credit losses, Total	45,506		51,870		59,875	68,903
Loans, Details :
Individually evaluated for impairment	112,598		123,519
Collectively evaluated for impairment	502,917		534,853
Loans acquired with deteriorated credit quality	13,063		13,233
Loans, Total	628,578	[1]	671,605	[1]
UNBC [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	4,663		3,645
Collectively evaluated for impairment	56,838		54,705
Loans acquired with deteriorated credit quality	99		95
Allowance for credit losses, Total	61,600		58,445		58,076	60,459
Loans, Details :
Individually evaluated for impairment	63,913		54,259
Collectively evaluated for impairment	6,323,741		5,099,429
Loans acquired with deteriorated credit quality	144,434		100,558
Loans, Total	¥ 6,532,088	[1]	¥ 5,254,246	[1]

[1]	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.